Loss Per Share - Computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (20,719,753)	$ (2,918,316)	¥ (14,437,104)	¥ (4,016,949)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(42,700)	(279,355)	(6,586,579)
Net loss attributable to non-controlling interests	(124,051)	(17,472)	157,014	31,219
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (21,146,967)	$ (2,978,488)	¥ (14,559,445)	¥ (10,572,309)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	1,700,203,886	1,700,203,886	1,636,999,280	1,572,702,112
Weighted-average number of ordinary shares outstanding - diluted	1,700,203,886	1,700,203,886	1,636,999,280	1,572,702,112
Basic net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (12.44)	$ (1.75)	¥ (8.89)	¥ (6.72)
Diluted net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (12.44)	$ (1.75)	¥ (8.89)	¥ (6.72)